Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Estimated Useful Lives of Assets

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	—
Buildings	12 -28 years	—

Assets Measeured Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair Value Measurement at December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
	US$	US$	US$	US$

Available-for-sale security	1,386	—	—	1,386

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2011
	US$	US$	US$	US$

Available-for-sale security	657	—	—	657